Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 194.5	$ 156.7	$ 257.7
Restricted cash	123.2	2.4	6.6
Trade accounts receivable net	308.5	31.0	40.8
Receivables from related parties	198.6	159.5	115.4
Inventories	402.4	204.4	164.8
Loans to related parties	15.2	9.1	0.3
Derivative contracts	7.6	0.8
Other current assets	101.3	21.0	12.6
Total current assets	1,351.3	584.9	598.1
Long-term prepayments	7.3
Property, plant and equipment-net	768.1	147.8	144.9
Intangible assets	16.1	13.7	22.5
Land use rights-net	55.3
Deferred income taxes	5.8	3.6	1.3
Other long-term assets	19.3	16.4	4.6
Total assets	2,223.2	766.4	771.4
Current liabilities
Trade accounts payable	242.7	50.8	42.7
Notes payable	101.8
Payables to related parties	256.3	87.1	121.6
Accrued expenses	30.5	1.1	10.3
Other payables	14.8	8.9	1.7
Short-term debt	235.1	1.1	6.3
Current portion of long-term debt	266.0	1.2	1.1
Current portion of obligations under capital leases	4.5	5.7	3.3
Customer deposits	7.7	1.4
Unrecognized tax benefit	18.7	0.0	0.0
Derivative contracts	0.9
Litigation accruals	82.4	58.5	66.1
Deferred income taxes	9.0	5.4	1.8
Warranty provision	38.0	10.5	12.3
Other current liabilities	1.7	3.3	6.4
Total current liabilities	1,310.1	234.8	273.6
Long-term debt, net of current portion	611.8	283.5	210.6
Long-term obligations under capital leases	0.5	1.2	3.1
Long-term warranty provision	15.7	17.0	16.7
Deferred income taxes	4.2
Total liabilities	1,942.3	536.7	504.1
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2014 and March 31, 2015 (unaudited), respectively)	0.0	0.0
Stockholders' Equity
Ordinary shares	0.4	0.4	0.4
Additional paid-in capital	430.6	329.8	329.8
Accumulated deficit	(84.4)	(64.0)	(66.9)
Accumulated other comprehensive (loss) income	(65.7)	(36.5)	4.1
Total stockholders' equity	280.9	229.7	267.4
Total liabilities and stockholders' equity	$ 2,223.2	766.4	$ 771.4
Adjustments
Current assets
Other current assets		21.8
Total current assets		584.7
Total assets		766.2
Current liabilities
Other current liabilities		4.6
Total liabilities		536.5
Stockholders' Equity
Total liabilities and stockholders' equity		$ 766.2